PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2024	2025
Receivable from payment platforms	16,191	8,609
Rebate receivable from suppliers	66,765	66,228
Advance to suppliers	18,410	13,742
Value added tax recoverable	55,837	41,789
Deposits	83,270	45,929
Prepaid expense	4,746	3,787
Others	6,775	16,672
Total	251,994	196,756